Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000024664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	4.18%	1.13%	1.49%
C000024665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	7.16%	1.29%	1.35%
C000024666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000233371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024664
Average Annual Return [Line Items]
Average Annual Return, Percent	9.10%	2.07%	1.96%
Without Sales Load [Member] | C000024665
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	1.29%	1.35%
Without Sales Load [Member] | C000024666
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%	2.32%	2.21%
Without Sales Load [Member] | C000233371
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%	2.34%	2.22%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	9.79%	2.62%	2.54%
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	9.79%	2.62%	2.54%
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	9.79%	2.62%	2.54%
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	9.79%	2.62%	2.54%